SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,710	$ 5,525
GERMANY
Segment Reporting Information [Line Items]
Property and equipment, net	361	449
The Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	624	598
United States [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	422	305
Spain [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	118	159
Other countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	4,185	4,014
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 3,956	$ 3,179